INSURANCE CLAIM	12 Months Ended
Dec. 31, 2016
INSURANCE CLAIM
INSURANCE CLAIM

18. INSURANCE CLAIM

During the year ended December 31, 2014, the Company settled an insurance claim of $621 for business interruption that covered the disruption of the Company’s operations at its facility in Cambridge, Massachusetts caused by water damage that occurred in September 2014. The insurance settlement reimburses the Company for costs incurred as a result of the disruption and is included as reduction of research and development expense in the consolidated statement of operations for the year ended December 31, 2014.